Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	£ 26,740	£ 26,565
Commitments
Disclosure of contingent liabilities [line items]
Notional amount	338,130	353,777
Guarantees and letters of credit pledged as collateral security | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	16,860	16,814
Performance guarantees, acceptances and endorsements | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	9,880	9,751
Documentary credits and other short-term trade related transactions | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	1,252	1,433
Standby facilities, credit lines and other commitments | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	£ 336,878	£ 352,344